Operating profit (Details) - EUR (€) € in Millions		12 Months Ended
	Mar. 22, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Depreciation of property, plant and equipment (note 11):
Leased assets		€ 3,960	€ 3,944
Impairment losses		64	0
Staff costs (note 24)		5,842	5,334	€ 5,157
Share of results of equity accounted associates and joint ventures		433	389	374
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Depreciation of property, plant and equipment (note 11):
Share of results of equity accounted associates and joint ventures			178	32
Vantage Towers A.G
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal	€ (8,607)
Indus Towers | Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Depreciation of property, plant and equipment (note 11):
Share of results of equity accounted associates and joint ventures			(29)
Operating profit
Operating profit
Amortisation of intangible assets (note 10)		4,031	4,044	4,421
Depreciation of property, plant and equipment (note 11):
Owned assets		5,627	5,857	5,766
Leased assets		3,960	3,944	3,914
Impairment losses		64
Staff costs (note 24)		5,842	5,334	5,157
Amounts related to inventory included in cost of sales		5,950	5,671	5,160
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment		1,267	1,092	995
Operating profit | Vodafone Hungary
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal		69
Operating profit | Vodafone Ghana
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal		(689)
Operating profit | Vantage Towers A.G
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal		(8,607)
Operating profit | Indus Towers
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal		0	81
VodafoneZiggo Group Holding B.V. [Member] | Operating profit
Depreciation of property, plant and equipment (note 11):
Settlement of tender offer to KDG shareholders		0		204
TPG Telecom [Member] | Operating profit
Depreciation of property, plant and equipment (note 11):
Net gain on formation		0		1,043
Indus Towers Limited | Operating profit
Depreciation of property, plant and equipment (note 11):
Net gain on formation		0		292
Pledge arrangements in respect of Indus Towers Limited		€ 0	€ 15	€ 429